Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Field equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20% declining balance basis
Leasehold improvements [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5-year lease term
Road [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5-year straight-line basis
Computing equipment [Member]
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	55% declining balance basis
Software [Member]
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	55% declining balance basis